Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2021
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities [Text Block]

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2020	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2021
Long term debt2)	6,857	(226)	200	101	6,933
USD bonds	1,210		103		1,313
EUR bonds	3,229			4	3,233
Bank borrowings	205	(1)			203
Other long-term debt	16	14			30
Leases	1,216	(239)	98	145	1,220
Forward contracts3)	982			(48)	934
Short term debt2)	76	(25)	(5)		47
Short-term bank borrowings	76	(24)	(5)		47
Other short-term loans	1	(1)
Forward contracts3)
Equity	(1,181)	(2,096)		1,868	(1,410)
Dividend payable		(484)		484
Forward contracts3)	(982)			48	(934)
Treasury shares	(199)	(1,613)		1,336	(476)
Total		(2,347)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2019	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2020
Long term debt2)	5,355	767	(180)	916	6,857
USD bonds	1,328		(117)		1,210
EUR bonds	2,234	991		3	3,229
Bank borrowings	206		(2)		205
Other long-term debt	17	(1)		1	16
Leases	1,381	(223)	(61)	119	1,216
Forward contracts3)	188			793	982
Short term debt2)	92	16	(32)		76
Short-term bank borrowings	92	15	(32)		76
Other short-term loans		1			1
Forward contracts3)
Equity	(390)	(300)		(491)	(1,181)
Dividend payable		(2)		2
Forward contracts3)	(188)			(793)	(982)
Treasury shares	(201)	(298)		299	(199)
Total		483
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16. 3)The forward contracts are related to the share buyback program and LTI plans